Stockholders' equity (Details Textual) - USD ($)			1 Months Ended			12 Months Ended
	Jul. 12, 2017	Mar. 04, 2016	Sep. 19, 2018	Sep. 27, 2017	Dec. 28, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017
Proceeds From Issuance of Common Stock Gross						$ 5,968,208
Stock Issued During Period, Shares, New Issues				1,891,307
Shares Issued, Price Per Share				$ 3.45
Common Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues								$ 7,957,100
Business Acquisition, Percentage of Voting Interests Acquired	70.00%				5.00%	70.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,078,045
Description Warrants Exercise Term						The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares.
Class of Warrant or Right, Outstanding							1,078,045
Weighted Average Remaining Life of Warrants							4 years
Stock Issued During Period, Shares, Issued for Services			150,000
Stock Issued During Period, Value, Issued for Services			$ 243,000			$ 243,000	$ 0	$ 0
September 2017 Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									1,078,045
Class of Warrant or Right, Outstanding									945,654
Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				945,654
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.25
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				132,391
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.675
Class of Warrant or Right, Outstanding									132,391
E Motors [Member]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 6,500,000
Business Acquisition, Share Price	$ 2.6
Shangchi Automobile [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,500,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues		1,693,000
Common Stock, Par or Stated Value Per Share		$ 4.70
Stock Issued During Period, Value, New Issues		$ 7,957,100
Tantech Bamboo [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					1,018,935
Business Acquisition, Percentage of Voting Interests Acquired					5.00%